Sale of assets	12 Months Ended
Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Sale of assets
6. Sale of assets:

Consistent with the Company's strategy to simplify the number of businesses to focus on, in the second quarter of 2017 the Company sold substantially all of the Industrial business segment (excluding the electronics and high pressure product lines) as described below. These assets and liabilities were accounted for as held for sale at March 31, 2017. The comparative balances of the discontinued Industrial business segment were also reclassified as at December 31, 2016, with impact to the following balance sheets accounts: accounts receivable, inventories, property, plant and equipment, intangible assets, accounts payable and accrued liabilities, warranty liability and segment information. The notes for these comparative account balances have been adjusted for these reclassifications in these financial statements.

On April 28, 2017, the Company sold the Industrial segment's Auxiliary Power Unit ("APU") business for total consideration of $70,000, and recorded a net gain of $60,151 during the year ended December 31, 2017. The Company received proceeds of $62,864, net of a $7,000 holdback and $136 working capital adjustment. The Company will be entitled to receive payment from the purchaser in the event that the contingent items are settled for less than $7,000, with interim settlement reviews and payments occurring at nine, eighteen and twenty four months after the closing date. Subsequent to year end, $3,000 of the holdback was received.

On May 30, 2017, the Company sold additional assets held for sale for total consideration of $17,500. The Company received proceeds of $16,250, net of $1,250 holdback. This transaction resulted in a net loss of $1,841 during the year ended December 31, 2017.

As discussed in note 16, 15% of the net consideration received on these asset sales was paid to Cartesian against the royalty payable, as will 15% of any future payments received related to the holdbacks.

The carrying amount of the major classes of assets and liabilities for the held-for-sale Industrial business segment at December 31, 2017 and December 31, 2016 are shown below:

	December 31, 2017	December 31, 2016

Cash	$5,924	$—
Accounts receivable	7	10,518
Inventories	—	17,324
Other current assets	—	483
	5,931	28,325

Property, plant, and equipment	233	5,106
Intangible assets	—	1,026
Deferred income tax assets	—	2,127
Other non-current assets	—	514
	233	8,773
Total assets classified as held for sale	$6,164	$37,098

Accounts payable and accrued liabilities	$7,305	$13,302
Income taxes payable	3,448	—
Other current liabilities	269	1,914
	11,022	15,216
Other non-current liabilities	1,478	8,207
Total liabilities classified as held for sale	$12,500	$23,423

6. Sale of assets (continued):

The Industrial business was acquired on June 1, 2016 as a result of the acquisition of Fuel Systems and thus, there was only seven months of discontinued operations disclosed for the year ended December 31, 2016. The following table presents financial results of the Industrial business segment which are included in net income from discontinued operations for the years ended December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
Product and service revenue	$29,038	$47,501

Cost of product revenue	21,284	35,520
Research and development	2,048	3,475
General and administrative	4,797	3,324
Sales and marketing	1,754	2,393
	29,883	44,712
Operating income (loss) from discontinued operations	(845)	2,789

Net gain on sale of assets	(58,310)	—
Other expenses (recovery)	220	(93)
Income from discontinued operations before income tax	57,245	2,882
Income tax expense	6,118	1,060
Net income from discontinued operations	$51,127	$1,822